2. Investment Securities	12 Months Ended
Dec. 31, 2017
Investment Securities
Note 2. Investment Securities

Securities AFS and HTM consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2017
U.S. Government sponsored enterprise (GSE) debt securities	$17,308,229	$0	$149,487	$17,158,742
Agency mortgage-backed securities (Agency MBS)	16,782,380	11,144	180,187	16,613,337
Other investments	4,707,000	165	28,591	4,678,574
	$38,797,609	$11,309	$358,265	$38,450,653

December 31, 2016
U.S. GSE debt securities	$17,365,805	$24,854	$73,331	$17,317,328
Agency MBS	13,265,790	3,896	115,458	13,154,228
Other investments	3,221,000	24,947	2,452	3,243,495
	$33,852,595	$53,697	$191,241	$33,715,051

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2017
States and political subdivisions	$48,824,965	$0	$28,965	$48,796,000

December 31, 2016
States and political subdivisions	$49,886,631	$1,148,369	$0	$51,035,000

*Method used to determine fair value rounds values to nearest thousand.

The entire balance under “Securities HTM - States and political subdivisions" consists of securities of local municipalities which are attributable to municipal financing transactions directly with the Company. The reported fair value of these securities is an estimate based on an analysis that takes into account future maturities and scheduled future repricing. The Company anticipates no losses on these securities and expects to hold them until their maturity.

Investments pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law consisted of U.S. GSE debt securities, Agency MBS securities and certificates of deposit (CDs). These repurchase agreements mature daily. These investments as of the balance sheet dates were as follows:

	Amortized	Fair
	Cost	Value

December 31, 2017	$38,797,609	$38,450,653
December 31, 2016	33,604,595	33,469,254

Proceeds from sales of securities AFS were $9,015,961 in 2017 with gains of $8,387 and losses of $5,003.  There were no sales of securities AFS during 2016.

The carrying amount and estimated fair value of securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms. Because the actual maturities of Agency MBS usually differ from their contractual maturities due to the right of borrowers to prepay the underlying mortgage loans, usually without penalty, those securities are not presented in the table by contractual maturity date.

The scheduled maturities of debt securities AFS at December 31, 2017 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$3,749,956	$3,739,512
Due from one to five years	11,275,824	11,168,065
Due from five to ten years	6,989,449	6,929,739
Agency MBS	16,782,380	16,613,337
	$38,797,609	$38,450,653

The scheduled maturities of debt securities HTM at December 31, 2017 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$24,817,334	$24,817,000
Due from one to five years	4,494,343	4,487,000
Due from five to ten years	4,338,246	4,331,000
Due after ten years	15,175,042	15,161,000
	$48,824,965	$48,796,000

*Method used to determine fair value rounds values to nearest thousand.

The fair value of the Company’s portfolio of debt securities HTM is lower than the book value due to rising rates and extension of the duration of the portfolio.

Debt securities with unrealized losses as of the balance sheet dates are presented in the tables below. There were no debt securities with unrealized losses of 12 months or more as of December 31, 2016.

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2017
U.S. GSE debt securities	$13,223,739	$84,490	$3,935,003	$64,997	15	$17,158,742	$149,487
Agency MBS	9,251,323	105,063	4,542,446	75,124	21	13,793,769	180,187
Other investments	3,692,571	25,429	244,838	3,162	16	3,937,409	28,591
State and political subdivisions	22,530,141	28,965	0	0	79	22,530,141	28,965
	$48,697,774	$243,947	$8,722,287	$143,283	131	$57,420,061	$387,230

December 31, 2016
U.S. GSE debt securities	$5,176,669	$73,331	$0	$0	4	$5,176,669	$73,331
Agency MBS	10,704,717	115,458	0	0	15	10,704,717	115,458
Other investments	493,548	2,452	0	0	2	493,548	2,452
	$16,374,934	$191,241	$0	$0	21	$16,374,934	$191,241

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary at December 31, 2017 and 2016.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. The Company obtains much of its wholesale funding from the FHLBB. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB. As a result of the Bank’s level of borrowings during 2017 and 2016, the Bank was required to purchase additional FHLBB stock in aggregate totaling $3,600 and $2,180,600, respectively. As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan. During 2017 and 2016, FHLBB exercised capital call options totaling $1,055,800 and $1,866,400, respectively, on the Company’s portfolio of FHLBB stock. As of December 31, 2017 and 2016, the Company’s investment in FHLBB stock was $1,115,500 and $2,167,700, respectively.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2017.

The Company’s investment in FRBB Stock was $588,150 at December 31, 2017 and 2016.